Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities
NSPML's consolidated summarized balance sheets
As at	December 31, 2019		December 31, 2018
		Maximum		Maximum
millions of Canadian dollars	Total assets	exposure to loss	Total assets	exposure to loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted)	$554	$23	$545	$51